Borrowings	12 Months Ended
Dec. 31, 2013
BORROWINGS [Abstract]
BORROWINGS
NOTE 10: BORROWINGS
Borrowings consist of the following:

	December 31, 2013	December 31, 2012
Senior Notes	$ 290,000	$ 200,000
Loan for Nazira	528	598

Total borrowings	290,528	200,598
Plus: unamortized premium	3,156	—
Less: current portion	(69)	(69)

Total long-term borrowings	$ 293,615	$ 200,529

Senior Notes
On April 12, 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with the Company, the “Co-Issuers”) issued $200,000 in Senior Notes due on April 15, 2019 (the “Initial Senior Notes”) at a fixed rate of 9.25%. On March 12, 2013, Navios Logistics issued $90,000 in aggregate principal amount of 9.25% Senior Notes due 2019 (the “Additional Senior Notes” and, together with the Initial Senior Notes, the “Senior Notes”) at a premium, with a price of 103.750%. The terms of the Additional Senior Notes are identical to the $200,000 of the Initial Senior Notes and are part of the same class and together with the Additional Senior Notes, are fully and unconditionally guaranteed, jointly and severally, by  all of Navios Logistics' direct and indirect subsidiaries except for Horamar do Brasil, which is deemed to be minor, and Logistics Finance. The Company has no independent assets or operations. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the Senior Notes.
The Co-Issuers have the option to redeem the Senior Notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
As of December 31, 2013 and 2012, deferred financing costs associated with the Senior Notes amounted to $8,037 and $5,743 respectively. Interest expense associated with the Senior Notes amounted to $26,825, 18,500 and $13,048 for the years ended December 31, 2013, 2012 and 2011, respectively.
The Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to the Company in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics' properties and assets and creation or designation of restricted subsidiaries.
Other Indebtedness
In connection with the acquisition of Hidronave S.A. in October 29, 2009, the Company assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. As of December 31, 2013, the outstanding loan balance was $528 ($598 as of December 31, 2012). The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.
In connection with the loans and other long term liabilities, the Company is subject to certain covenants and commitments and certain of its assets are restricted as collateral.
The Company was in compliance with all the covenants for the year ended December 31, 2013.
The maturity table below reflects future principal payments of the long-term debt outstanding as of December 31, 2013, for the next five years and thereafter.

Year	Amount in thousands of U.S. dollars
2014	$ 69
2015	69
2016	69
2017	69
2018	69
2019 and thereafter	290,183

Total	$ 290,528

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